SCHEDULE OF FAIR VALUE OF EACH WARRANTS (Details) - $ / shares	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2018
Derivative [Line Items]
Expected term		9 months
Expected volatility minimum	113.00%	113.00%
Expected volatility maximum	172.00%	160.00%
Expected dividend yield
Risk-free interest rate minimum	4.64%
Risk-free interest rate maximum	4.73%
Risk-free interest rate		4.64%
Minimum [Member]
Derivative [Line Items]
Expected term	8 months 12 days
Market price maximum	$ 0.40
Maximum [Member]
Derivative [Line Items]
Expected term	9 months
Market price maximum	$ 1.43